Stock-based compensation - Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 11, 2021 shares	Oct. 12, 2020 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options, weighted average grant date fair value (in dollars per share) | $ / shares						$ 1.11	$ 4.39
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)						1 year 9 months 10 days
Weighted-average estimated fair value of RSAs granted per share | $ / shares						$ 0.65	$ 8.36
Total fair value of RSAs vested during the years | $						$ 0.1	$ 1.1
Options, grants in period (in shares)						37,663,242	913,090
Stock granted in period, other than options (in shares)						1,617,264
Number of common stock received upon vesting of each performance stock unit (in shares)	1
Unamortized stock-based compensation expense related to unvested stock options that is expected to be recognized | $						$ 34.6
Issuance of promissory note to certain executives and employees | $		$ 1.1
Promissory note interest rate		0.38%
Vested share issued to settle certain executives' and employees' obligations		2,027,675
Unvested share issued to settle certain executives' and employees' obligations		3,237,362
Unvested early exercised common stock options						6,212,254	120,984
Liabilities related with stock options early exercise | $						$ 0.6	$ 0.1
Number of options early exercised						9,507,478	0
Cash received from option exercises and purchases of shares | $						$ 0.4	$ 0.1
Management And Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Promissory notes, percentage forgiven			50.00%
Certain Executives
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Proceeds from promissory note - related party | $			$ 0.3
Non-executive Noteholders
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Partial recourse promissory notes | $			$ 0.5	$ 0.5
2015 Stock Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unvested options, outstanding balance (in shares)			3,524,626	3,524,626	89,431	6,212,254
Recorded liability related to early exercised options (less than 0.1 million at March 31, 2020) | $			$ 0.5	$ 0.5	$ 0.1	$ 0.6
Number of options early exercised (in shares)				0
Options, weighted average grant date fair value (in dollars per share) | $ / shares				$ 0	$ 0
Unamortized stock-based compensation expense of option | $			$ 29.4	$ 29.4
2015 Stock Plan | Management And Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Partial recourse promissory notes | $		$ 1.1
Stated interest rate		0.38%
Vested Options, exercised in period (in shares)		2,883,672
Unvested Options, exercised in period (in shares)		4,603,833
2015 Stock Plan | Certain Executives
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation cost upon forgiveness of promissory notes | $				$ 0.3
2021 Incentive Award Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)				4 years 7 months 24 days
Number of shares reserved for issuance (in shares)	18,558,576		42,027,616	42,027,616
Increase in number of shares authorized, annual increase percentage	5.00%
Stock-based compensation, weighted average grant date fair value (in dollars per share) | $ / shares				$ 12.00
Unamortized stock-based compensation expense related to unvested stock options that is expected to be recognized | $			$ 30.1	$ 30.1
Two Thousand Fifteen Stock Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period						4 years
Option expiration period (up to)						10 years
Number of shares reserved for issuance (in shares)						42,027,616
Restricted stock awards vesting period						Vest monthly over 1, 2, or 4 years.
Exercise price percentage of fair market value						100.00%
Percentage required for shareholders of voting power to be eligible for incentive stock options						10.00%
Percentage of options shall not be granted at less than fair market value of the common stock at the date of grant						110.00%
Two Thousand Fifteen Stock Plan [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options under the Plan may be granted for periods						10 years
Option | 2015 Stock Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period				4 years
Award grant period (up to)				10 years
Option expiration period (up to)				10 years
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)				1 year 7 months 28 days
Option | 2015 Stock Plan | Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Minimum exercise price as percentage of fair value of shares on grant date				100.00%
Option | 2015 Stock Plan | A Shareholder With 10% Ownership
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Minimum exercise price as percentage of fair value of shares on grant date				110.00%
Shareholder ownership percentage			10.00%	10.00%
Option | 2021 Incentive Award Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Option expiration period (up to)	10 years
Option | 2021 Incentive Award Plan | Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Minimum exercise price as percentage of fair value of shares on grant date	100.00%
Option | 2021 Incentive Award Plan | A Shareholder With 10% Ownership
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Option expiration period (up to)	5 years
Minimum exercise price as percentage of fair value of shares on grant date	110.00%
Shareholder ownership percentage	10.00%
Option | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period	5 years
Options, grants in period (in shares)	1,614,492
Threshold percentage of exercise price	130.00%
Threshold consecutive trading days	30 days
Stock Appreciation Rights | 2021 Incentive Award Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Option expiration period (up to)	10 years
Restricted Stock | 2015 Stock Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted-average estimated fair value of RSAs granted per share | $ / shares				$ 0
Total fair value of RSAs vested during the years | $				$ 0.1
Stock granted in period, other than options (in shares)				0
Restricted Stock | 2021 Incentive Award Plan | Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period	4 years
Award vesting rights, vested percentage	100.00%
Restricted Stock Units (RSUs) | 2021 Incentive Award Plan | Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period	4 years
Award vesting rights, vested percentage	100.00%
Restricted Stock Units (RSUs) | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period	5 years
Stock granted in period, other than options (in shares)	807,246
Restricted Stock Units (RSUs) | 2021 Incentive Award Plan | Several Members of the Board of Directors
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock granted in period, other than options (in shares)	152,628
Performance Stock Unit | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period	4 years
Stock granted in period, other than options (in shares)	807,246
Percentage of performance stock units	25.00%
Performance Stock Unit | 2021 Incentive Award Plan | Minimum [Member] | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Performance stock, stock price increase percentage	150.00%
Performance Stock Unit | 2021 Incentive Award Plan | Maximum [Member] | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Performance stock, stock price increase percentage	300.00%
Vesting Period One | Restricted Stock | 2015 Stock Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period				1 year
Vesting Period Two | Restricted Stock | 2015 Stock Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period				2 years
Vesting Period Three | Restricted Stock | 2015 Stock Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period				4 years
Share-based Payment Arrangement, Tranche One | Option | 2015 Stock Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage				25.00%
Share-based Payment Arrangement, Tranche One | Option | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	20.00%
Share-based Payment Arrangement, Tranche One | Restricted Stock | 2021 Incentive Award Plan | Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	25.00%
Share-based Payment Arrangement, Tranche One | Restricted Stock Units (RSUs) | 2021 Incentive Award Plan | Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	25.00%
Share-based Payment Arrangement, Tranche One | Restricted Stock Units (RSUs) | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	20.00%
Share-based Payment Arrangement, Tranche Two | Option | 2015 Stock Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule, monthly vesting percentage after year one			0.021	0.021
Share-based Payment Arrangement, Tranche Two | Option | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	20.00%
Share-based Payment Arrangement, Tranche Two | Restricted Stock | 2021 Incentive Award Plan | Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	25.00%
Share-based Payment Arrangement, Tranche Two | Restricted Stock Units (RSUs) | 2021 Incentive Award Plan | Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	25.00%
Share-based Payment Arrangement, Tranche Two | Restricted Stock Units (RSUs) | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	20.00%
Share-based Payment Arrangement, Tranche Three | Option | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	20.00%
Share-based Payment Arrangement, Tranche Three | Restricted Stock | 2021 Incentive Award Plan | Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	25.00%
Share-based Payment Arrangement, Tranche Three | Restricted Stock Units (RSUs) | 2021 Incentive Award Plan | Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	25.00%
Share-based Payment Arrangement, Tranche Three | Restricted Stock Units (RSUs) | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	20.00%
Share-based Payment Arrangement, Tranche Four | Option | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	20.00%
Share-based Payment Arrangement, Tranche Four | Restricted Stock | 2021 Incentive Award Plan | Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	25.00%
Share-based Payment Arrangement, Tranche Four | Restricted Stock Units (RSUs) | 2021 Incentive Award Plan | Employee
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	25.00%
Share-based Payment Arrangement, Tranche Four | Restricted Stock Units (RSUs) | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	20.00%
Share-based Payment Arrangement, Tranche Five | Option | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	20.00%
Share-based Payment Arrangement, Tranche Five | Restricted Stock Units (RSUs) | 2021 Incentive Award Plan | One Senior Advisor
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage	20.00%
Upon the first anniversary of the issuance date and 1/36th per month thereafter | Two Thousand Fifteen Stock Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting schedule in percentage						25.00%